Supplementary cash flow information	12 Months Ended
Dec. 31, 2021
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Supplementary cash flow information

35.	Supplementary cash flow information
Partial cash paid for investing activities
Property, plant and equipment

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	4,896,656	4,133,615	6,552,702
Add: Beginning balance of payable to contractors and equipment suppliers	1,516,735	972,770	1,145,359
Less: Ending balance of payable to contractors and equipment suppliers	(972,770)	(1,145,359)	(1,816,555)

Cash paid during the year	5,440,621	3,961,026	5,881,506